As filed with the Securities and Exchange Commission on June 12, 2014
File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 376	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 378	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 11, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 376 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 11, 2014, the effectiveness of the registration statement for the iShares MSCI Vietnam Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 173 on December 5, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
216	February 17, 2012	March 16, 2012
222	March 15, 2012	March 30, 2012
225	March 29, 2012	April 6, 2012
229	April 5, 2012	May 4, 2012
235	May 3, 2012	June 1, 2012
238	May 31, 2012	June 29, 2012
240	June 28, 2012	July 27, 2012
242	July 26, 2012	August 24, 2012
250	August 23, 2012	September 21, 2012
254	September 20, 2012	October 19, 2012
256	October 18, 2012	November 16, 2012
262	November 15, 2012	December 14, 2012
266	December 13, 2012	December 28, 2012
271	December 27, 2012	January 25, 2013
278	January 24, 2013	February 22, 2013
282	February 21, 2013	March 22, 2013
288	March 21, 2013	April 19, 2013
295	April 18, 2013	May 17, 2013
301	May 16, 2013	June 14, 2013
310	June 13, 2013	July 12, 2013
317	July 11, 2013	August 9, 2013
323	August 8, 2013	September 6, 2013
329	September 5, 2013	October 4, 2013
334	October 3, 2013	November 1, 2013
339	October 31, 2013	November 29, 2013
343	November 27, 2013	December 27, 2013
348	December 26, 2013	January 24, 2014
353	January 23, 2014	February 21, 2014
357	February 20, 2014	March 21, 2014
362	March 20, 2014	April 18, 2014
367	April 17, 2014	May 16, 2014
371	May 15, 2014	June 13, 2014

This Post-Effective Amendment No. 376 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 376 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of June, 2014.

iSHARES, INC.

By:
Manish Mehta*
President

Date: June 12, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 376 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Mark Wiedman*
Director

Date: June 12, 2014

John E. Martinez*
Director

Date: June 12, 2014

George G.C. Parker*
Director

Date: June 12, 2014

Cecilia H. Herbert*
Director

Date: June 12, 2014

Charles A. Hurty*
Director

Date: June 12, 2014

John E. Kerrigan*
Director

Date: June 12, 2014

Robert H. Silver*
Director

Date: June 12, 2014

Robert S. Kapito*
Director

Date: June 12, 2014

Madhav V. Rajan*
Director

Date: June 12, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: June 12, 2014

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 12, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 349, filed January 10, 2014.